UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06023

Managed Municipal Fund, Inc.

(Exact name of registrant as specified in charter)

666 Fifth Avenue, 11th Floor New York, New York	10103
(Address of principal executive offices)	(Zip code)

R. Alan Medaugh, President

ISI Inc.           666 Fifth Avenue, 11th Floor          New York, New York 10103

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:        October 31, 2014

Date of reporting period:      July 31, 2014

Item 1. Schedule of Investments

Managed Municipal Fund, Inc.
Schedule of Investments
July 31, 2014 (Unaudited)

Security	Interest Rate	Maturity Date	Ratings (Moody's/ S&P)1	Principal Amount	Value
MUNICIPAL BONDS - 92.68%
General Obligation - 45.35%
Baltimore County, MD	4.000%	08/01/22	Aaa/AAA	$1,665,000	$1,858,573
City of Columbus, OH, Series 1	4.000%	07/01/29	Aaa/AAA	500,000	536,625
Delaware State	4.000%	03/01/31	Aaa/AAA	2,000,000	2,131,220
Delaware State, Series A	3.000%	08/01/26	Aaa/AAA	1,500,000	1,537,260
Delaware State, Series B	3.000%	07/01/19	Aaa/AAA	1,400,000	1,521,002
Georgia State, Series A	3.000%	07/01/29	Aaa/AAA	3,000,000	2,933,940
Georgia State, Series B	4.250%	04/01/25	Aaa/AAA	1,120,000	1,212,086
Mecklenburg County, NC	3.500%	02/01/26	Aaa/AAA	2,000,000	2,179,460
Oregon State, State Property, ODOT Building, Series K	5.000%	05/01/30	Aa1/AA+	1,915,000	2,169,255
Prince Georges County, MD, Public Improvements	4.125%	07/15/26	Aaa/AAA	2,000,000	2,129,180
Texas State, Water Financial Assistance, Series C-1	5.000%	08/01/39	Aaa/AAA	3,515,000	3,946,185
Utah State, Series A	5.000%	07/01/23	Aaa/AAA	2,785,000	3,341,137
Wake County, NC, Series A	3.000%	05/01/29	Aaa/AAA	2,525,000	2,517,450
Washington State, Motor Vehicle Fuel Tax, Series E	4.000%	02/01/36	Aa1/AA+	2,000,000	2,042,280
Washington, MD, Suburban Sanitation District, Public Improvements	3.000%	06/01/26	Aaa/AAA	2,000,000	2,040,320
					$32,095,973

Prerefunded2 Issues - 33.88%
Fairfax County, VA, Water Authority Water Revenue, 04/01/2017 @ 100	4.500%	04/01/27	NR/NR	$355,000	$392,967
Georgia State, Series G, 10/01/16 @ 100	4.125%	10/01/23	Aaa/AA+	2,000,000	2,148,680
Henrico County, VA, Public Improvements, 07/15/15 @ 100	4.250%	07/15/24	Aaa/AAA	2,830,000	2,941,049
Kansas State, Development Finance Authority, Series DW-1, 04/01/17 @ 100	3.000%	04/01/20	Aaa/AAA	2,865,000	2,971,549
Kansas State, Development Finance Authority, Series DW-1, 04/01/17 @ 100	3.125%	04/01/22	Aaa/AAA	2,975,000	3,179,174
Maryland State, Capital Improvements, Series A, 02/15/15 @ 100	4.000%	02/15/20	Aaa/AAA	4,000,000	4,082,600
Tennessee State, Series A, 05/01/17 @ 100	5.000%	05/01/26	Aaa/AA+	500,000	561,550

See Notes to Financial Statements

Managed Municipal Fund, Inc.
Schedule of Investments (continued)
July 31, 2014 (Unaudited)

Security	Interest Rate	Maturity Date	Ratings Moody's/ S&P)1	Principal Amount	Value
MUNICIPAL BONDS - 92.68% (continued)
Prerefunded2 Issues - 33.88% (continued)
Tennessee State, Series A, 05/01/17 @ 100	5.000%	05/01/27	Aaa/AA+	$2,075,000	$2,330,433
Virginia State, Series B, 06/01/16 @ 100	4.250%	06/01/26	Aaa/AAA	2,500,000	2,680,950
Washington, MD, Suburban Sanitation District, Water Supply, 06/01/16 @ 100	4.250%	06/01/26	Aaa/AAA	2,500,000	2,685,025
					$23,973,977

Revenue Bonds - 13.45%
Fairfax County, VA, Water Authority Water Revenue	4.500%	04/01/27	Aaa/AAA	$2,145,000	$2,260,208
Gwinnett County, GA, Water & Sewerage Authority, Series A	4.000%	08/01/28	Aaa/AAA	2,000,000	2,115,000
North Carolina State, Series B	5.000%	06/01/26	Aa1/AA+	1,500,000	1,853,880
Virginia State, Resources Authority Clean Water Revenue	4.500%	10/01/28	Aaa/AAA	3,000,000	3,293,220
					$9,522,308
Total Municipal Bonds (Cost $62,118,860)					$65,592,258

U.S. TREASURY BILLS - 6.41%
U.S. Treasury Bills3	0.023%	10/02/14	$2,650,000	$2,649,966
U.S. Treasury Bills3	0.025%	09/11/14	1,535,000	1,534,978
U.S. Treasury Bills3	0.588%	08/07/14	350,000	350,000
Total U.S. Treasury Bills (Cost $4,534,817)				$4,534,944

Total Investments - 99.09% (Cost $66,653,677)*				$70,127,202
Other Assets in Excess of Liabilities - 0.91%				643,696

Net Assets - 100.00%				$70,770,898

1	Moody's Municipal Bond Ratings:
	Aaa	Judged to be of the best quality.
	Aa	Judged to be of high quality by all standards. Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
	NR	Bond is not rated by this rating organization.
S&P Municipal Bond Ratings:
	AAA	Of the highest quality.
	AA	The second strongest capacity of payment of debt services. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
	NR	Bond is not rated by this rating organization.

See Notes to Financial Statements

Managed Municipal Fund, Inc.
Schedule of Investments (continued)
July 31, 2014 (Unaudited)

2
Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

3	Interest rate presented is yield to maturity.
*	Cost for Federal income tax purposes is $66,653,677 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$3,587,781
Gross Unrealized Depreciation	(114,256)
Net Unrealized Appreciation	$3,473,525

See Notes to Financial Statements

Managed Municipal Fund
Notes to Schedule of Investments
July 31, 2014 (Unaudited)

1. Securities Valuation

Managed Municipal Fund’s (the “Fund”) exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Debt securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”). The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

If a fair value is required, the investment advisor, International Strategy & Investment, Inc., determines the value of the security until the Board meets to establish the fair value of the security.

As of July 31, 2014, there were no fair valued securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$65,592,258	$—	$65,592,258
U.S. Treasury Bills	—	4,534,944	—	4,534,944
Total	$—	$70,127,202	$—	$70,127,202

Managed Municipal Fund
Notes to Schedule of Investments (continued)
July 31, 2014 (Unaudited)

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. The Fund may hold securities which are periodically fair valued in accordance with the Fund’s Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no significant transfers between Level 1, 2, or 3 as of July 31, 2014, based on the valuation input Levels on October 31, 2013 for the Fund.

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Municipal Fund, Inc.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	September 22, 2014

By (Signature and Title)		/s/ Anthony Rose
Anthony Rose, Treasurer (Principal Financial Officer)

Date	September 22, 2014